Other Gains / (Losses) - Net - Summary of Other Gains/(Losses) Net (Parenthetical) (Detail) € in Millions	6 Months Ended
Jun. 30, 2017 EUR (€)
Analysis of income and expense [abstract]
Gains / (Losses) on pension plan amendments	€ 22